Interest Rate Swap (Effect Of Derivative Instrument On The Accompanying Consolidated Statements Of Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives in Cash Flow Hedging Relationships
Gain/ (loss) related to effective portion of derivative recognized in other comprehensive loss	$ (3,255,000)	$ (1,559,000)	$ 8,194,000
Gain/ (loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$ (2,587,000)	$ (2,586,000)	$ (2,373,000)